STOCK-BASED COMPENSATION - Narrative (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 21, 2023	Feb. 29, 2024	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period						3 years
Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)		243,228						3,164,991
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized stock-based compensation expense weighted-average remaining contractual life						2 years 6 months
Stock-based compensation						$ 1,600,760
Unamortized stock-based compensation expense for unvested stock						13,605,200
Restricted Stock Units (RSUs) | Cost of Sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation						1,278,153
Restricted Stock Units (RSUs) | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation						$ 322,607
Restricted Stock Units (RSUs) | Long-term Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of restricted stock units (in shares)		108,000	2,468,500
Common stock available for issuance (in shares)			621,500
Shares authorized (in shares)			3,090,000
Unamortized stock-based compensation expense weighted-average remaining contractual life			3 years
Stock-based awards vesting period		3 years
Vesting period, employment termination			12 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period, employment termination			9 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period			1 year
Vesting percentage, employment termination			10.00%
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period			3 years
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			10.00%
Stock-based awards vesting period			12 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche One | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period			9 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			90.00%
Stock-based awards vesting period			36 months
Restricted Stock Units (RSUs) | Long-term Incentive Plan | Share-Based Payment Arrangement, Tranche Two | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based awards vesting period			33 months
CEO Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)	4,569,922
Unamortized stock-based compensation expense weighted-average remaining contractual life				1 year 9 months 18 days		2 years
Stock-based compensation				$ 4,583,632	$ 0	$ 9,167,264	$ 0
Unamortized stock-based compensation expense for unvested stock				$ 32,085,422		$ 36,669,054
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	25 months
CEO Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	50.00%
Stock-based awards vesting period	30 months